Pension, Health Care and Postretirement Benefits Other Than Pensions - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) employee pension_plan shares	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($)
Minimum | Equity Securities
Expected defined benefit payments
Target allocation percentage of plan assets in equity securities	35.00%
Minimum | Fixed Income Securities
Expected defined benefit payments
Target allocation percentage of plan assets in equity securities	35.00%
Maximum | Equity Securities
Expected defined benefit payments
Target allocation percentage of plan assets in equity securities	65.00%
Maximum | Fixed Income Securities
Expected defined benefit payments
Target allocation percentage of plan assets in equity securities	55.00%
Valspar
Defined contribution pension plans
Number of defined contribution plans acquired | pension_plan	2
Postretirement Health Coverage
Health care plans
Number of active employees entitled to receive benefits under health care plans | employee	26,565	22,708	21,918
Cost of benefits includes claims incurred and claims incurred but not reported under health care plans	$ 281,158	$ 220,589	$ 217,781
Defined Benefit Pension
Defined benefit pension plans
Fair value of plan assets	935,081	701,791	742,521
Expected defined benefit payments
Expected cash payments, 2018	75,782
Expected cash payments, 2019	72,174
Expected cash payments, 2020	74,673
Expected cash payments, 2021	75,322
Expected cash payments, 2022	75,864
Expected cash payments, 2022-2026	375,592
Amortization of actuarial losses	1,532
Amortization of prior service cost (credit)	1,458
Defined Benefit Pension | Domestic Defined Benefit Pension Plans
Defined contribution pension plans
Contributions by company	38,426	36,731	35,435
Defined benefit pension plans
Projected benefit obligation	916,175	632,797	624,791	$ 653,338
Fair value of plan assets	1,188,638	847,013	858,605	896,071
Excess (deficient) plan assets over projected benefit obligations	272,463	214,216	233,814
Accumulated benefit obligation	$ 913,363	630,159	621,873
Expected defined benefit payments
Equity investment in domestic defined benefit pension plan assets (in shares) | shares	300,000
Market value of common shares invested in defined benefit pension plan assets	$ 123,012
Share equity investments in the domestic defined benefit pension plan assets (percentage)	10.30%
Dividends received on the common stock	$ 1,020
Defined Benefit Pension | Domestic Defined Benefit Pension Plans | Minimum
Defined contribution pension plans
Contributions by company (percentage)	2.00%
Defined Benefit Pension | Domestic Defined Benefit Pension Plans | Maximum
Defined contribution pension plans
Contributions by company (percentage)	7.00%
Defined Benefit Pension | Foreign Defined Benefit Pension Plans
Defined contribution pension plans
Contributions by company	$ 10,480	6,676	5,888
Defined benefit pension plans
Number of defined benefit plans | pension_plan	31
Projected benefit obligation	$ 349,597	206,873	201,854	234,524
Fair value of plan assets	280,004	165,008	162,339	187,645
Excess (deficient) plan assets over projected benefit obligations	(69,593)	(41,865)	(39,515)
Accumulated benefit obligation	308,164	172,047	172,426
Expected defined benefit payments
Estimated future employer contributions	$ 6,131
Defined Benefit Pension | Foreign Defined Benefit Pension Plans | Valspar
Defined benefit pension plans
Number of defined benefit plans | pension_plan	12
Defined Benefit Pension | Overfunded Plan | Domestic Defined Benefit Pension Plans
Defined benefit pension plans
Projected benefit obligation	$ 916,175	632,797	624,791
Fair value of plan assets	1,188,638	847,013	858,605
Excess (deficient) plan assets over projected benefit obligations	272,463	214,216	233,814
Defined Benefit Pension | Unfunded Plan | Foreign Defined Benefit Pension Plans
Defined benefit pension plans
Projected benefit obligation	230,479
Fair value of plan assets	136,674
Excess (deficient) plan assets over projected benefit obligations	$ (93,805)
Number of foreign defined benefit pension plans unfunded or underfunded | pension_plan	26
Accumulated benefit obligation	$ 190,241
Increase (decrease) in combined projected benefit obligations primarily due to changes in plan assumptions	142,725
Postretirement Benefits Other than Pensions
Defined benefit pension plans
Projected benefit obligation	290,823	$ 265,137	$ 263,383	$ 295,149
Expected defined benefit payments
Expected cash payments, 2018	17,192
Expected cash payments, 2019	18,139
Expected cash payments, 2020	19,058
Expected cash payments, 2021	19,541
Expected cash payments, 2022	19,816
Expected cash payments, 2022-2026	98,270
Amortization of actuarial losses	2,326
Amortization of prior service cost (credit)	$ (6,569)
Number of retired employees entitled to receive postretirement benefits | employee	3,486	4,524	4,442
Defined benefit plan ultimate health care cost trend rate and prescription drug cost increase rate (percentage)	4.50%
Year in which health care cost trend rate and prescription drug cost rate reaches ultimate trend rate	2026